Share-based payments - Summary of plans (Details)	12 Months Ended
Sep. 30, 2018 AUD ($)
Restricted shares
Share-based payments
Cost of shares allocated	$ 0
Westpac Long Term Incentive Plan (LTIP)
Share-based payments
Performance period	4 years
Holding lock period	1 year
Vesting period	4 years
Westpac Long Term Incentive Plan (LTIP) | Awards prior to 2011
Share-based payments
Performance period	3 years
Westpac Long Term Incentive Plan (LTIP) | 2011 to 2014 Award Dates
Share-based payments
Performance period	3 years
Vesting period	3 years
Westpac Long Term Incentive Plan (LTIP) | 2015 Awards
Share-based payments
Performance period	4 years
Performance period, cash EPS (CAGR)	3 years
Holding lock period	1 year
Westpac Long Term Incentive Plan (LTIP) | Share rights
Share-based payments
Cost of shares allocated	$ 0
Exercise price	0
Westpac Performance Plan (WPP) | Share rights
Share-based payments
Cost of shares allocated	0
Exercise price	0
Restricted Share Plan (RSP)
Share-based payments
Cost of shares allocated	$ 0
Term of award	10 years
Employee Share Plan (ESP)
Share-based payments
Cost of shares allocated	$ 0
Threshold amount of shares allocated at free of cost per employee	$ 1,000
Service conditions	3 years
Vesting period	1 year